Loans and financing - Breakdown (Details) R$ in Thousands, $ in Thousands	1 Months Ended
	Aug. 31, 2022 USD ($) installment	Dec. 31, 2022	Sep. 20, 2022 BRL (R$)
Loans and financing
Principal amount | R$			R$ 250,000
Working capital | Minimum
Loans and financing
Financial charges		0.68%
Working capital | Maximum
Loans and financing
Financial charges		6.36%
Investment financing
Loans and financing
Financial charges		14.04%
Financial leases liabilities
Loans and financing
Financial charges		13.95%
IBBA Loan Agreement [Member]
Loans and financing
Financial charges	6.36%
Principal amount | $	$ 90,000
Number of installments | installment	9